UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS Small Cap Core Fund
	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 14.2%
Auto Components 0.2%
Exide Technologies*	9,000	30,780
SORL Auto Parts, Inc.*	24,900	61,503
Visteon Corp.*	1,400	75,348

		167,631
Automobiles 0.3%
Thor Industries, Inc. (a)	4,800	179,664
Diversified Consumer Services 0.8%
Ascent Capital Group, Inc. "A"*	6,900	427,386
Grand Canyon Education, Inc.*	4,400	103,268
Service Corp. International	3,800	52,478

		583,132
Hotels, Restaurants & Leisure 1.8%
AFC Enterprises, Inc.*	500	13,065
Bally Technologies, Inc.*	2,300	102,833
Bob Evans Farms, Inc.	1,800	72,360
Isle of Capri Casinos, Inc.*	2,200	12,320
Kona Grill, Inc.*	13,400	116,178
Luby's, Inc.*	3,400	22,746
Marriott Vacations Worldwide Corp.*	18,600	775,062
Morgans Hotel Group Co.*	2,500	13,850
MTR Gaming Group, Inc.*	19,500	81,315
Papa John's International, Inc.*	1,000	54,940

		1,264,669
Household Durables 2.6%
Libbey, Inc.*	5,800	112,230
Mohawk Industries, Inc.*	1,500	135,705
NACCO Industries, Inc. "A"	8,100	491,589
PulteGroup, Inc.*	17,000	308,720
Ryland Group, Inc.	4,700	171,550
Whirlpool Corp.	6,200	630,850

		1,850,644
Leisure Equipment & Products 0.7%
Sturm, Ruger & Co., Inc. (a)	11,500	522,100
Media 1.7%
AH Belo Corp. "A"	3,000	13,950
Carmike Cinemas, Inc.*	4,300	64,500
Cinemark Holdings, Inc.	13,400	348,132
Live Nation Entertainment, Inc.*	52,200	485,982
Martha Stewart Living Omnimedia, Inc. "A"*	6,000	14,700
MDC Partners, Inc. "A"	19,700	222,610
Spanish Broadcasting System, Inc. "A"*	17,300	42,731

		1,192,605
Multiline Retail 0.5%
Dillard's, Inc. "A"	2,400	201,048
The Bon-Ton Stores, Inc. (a)	13,200	159,984

		361,032
Specialty Retail 5.3%
Aaron's, Inc.	800	22,624
Aeropostale, Inc.*	10,200	132,702
ANN, Inc.*	15,100	510,984
Barnes & Noble, Inc.* (a)	49,300	743,937
Brown Shoe Co., Inc.	40,200	738,474
Build-A-Bear Workshop, Inc.*	28,700	109,634
Chico's FAS, Inc.	7,900	145,834
Foot Locker, Inc.	4,500	144,540
GameStop Corp. "A" (a)	10,600	265,954
Office Depot, Inc.*	74,800	245,344
Stage Stores, Inc.	31,500	780,570

		3,840,597
Textiles, Apparel & Luxury Goods 0.3%
Carter's, Inc.*	2,900	161,385
K-Swiss, Inc. "A"*	6,200	20,832
Kingold Jewelry, Inc.* (a)	8,900	10,235
Perry Ellis International, Inc.	900	17,910
Unifi, Inc.*	1,500	19,515

		229,877
Consumer Staples 3.5%
Food & Staples Retailing 0.1%
Pantry, Inc.*	5,800	70,354
Food Products 3.4%
Cal-Maine Foods, Inc. (a)	9,300	374,046
Chiquita Brands International, Inc.*	31,200	257,400
Farmer Brothers Co.*	2,000	28,860
Fresh Del Monte Produce, Inc.	2,800	73,780
John B. Sanfilippo & Son, Inc.	4,300	78,174
Pilgrim's Pride Corp.*	22,900	166,025
Sanderson Farms, Inc.	14,800	703,740
Tyson Foods, Inc. "A"	37,000	717,800

		2,399,825
Household Products 0.0%
Harbinger Group, Inc.*	900	6,921
Personal Products 0.0%
Medifast, Inc.*	800	21,112
Energy 7.9%
Energy Equipment & Services 1.5%
Exterran Holdings, Inc.*	36,800	806,656
Hercules Offshore, Inc.*	42,900	265,122

		1,071,778
Oil, Gas & Consumable Fuels 6.4%
Adams Resources & Energy, Inc.	1,800	63,126
Alon U.S.A. Energy, Inc.	15,800	285,822
Double Eagle Petroleum Co.*	4,600	18,124
EPL Oil & Gas, Inc.*	7,800	175,890
HollyFrontier Corp.	14,000	651,700
L&L Energy, Inc.*	32,100	60,990
Midstates Petroleum Co., Inc.*	42,200	290,758
Penn Virginia Corp. (a)	156,800	691,488
Petrobras Argentina SA (ADR)	17,900	85,025
Rosetta Resources, Inc.*	4,500	204,120
Tesoro Corp.	10,600	466,930
VAALCO Energy, Inc.*	96,700	836,455
Western Refining, Inc. (a)	28,400	800,596

		4,631,024
Financials 17.9%
Capital Markets 1.0%
Evercore Partners, Inc. "A"	1,100	33,209
MCG Capital Corp.	12,500	57,500
Piper Jaffray Companies, Inc.*	13,800	443,394
Prospect Capital Corp. (a)	5,500	59,785
Safeguard Scientifics, Inc.*	10,000	147,500

		741,388
Commercial Banks 6.1%
Centerstate Banks, Inc.	5,100	43,503
Century Bancorp., Inc. "A"	1,200	39,540
East West Bancorp., Inc.	4,300	92,407
Enterprise Financial Services Corp.	3,300	43,131
First BanCorp.	2,600	33,332
First Merchants Corp.	38,600	572,824
Great Southern Bancorp., Inc.	200	5,090
Iberiabank Corp.	15,900	781,008
MainSource Financial Group, Inc.	19,000	240,730
Peoples Bancorp., Inc.	2,500	51,075
PrivateBancorp., Inc.	33,800	517,816
Southwest Bancorp., Inc.*	26,800	300,160
Susquehanna Bancshares, Inc.	15,900	166,632
Taylor Capital Group, Inc.*	2,600	46,930
Umpqua Holdings Corp.	6,100	71,919
Wilshire Bancorp., Inc.*	17,500	102,725
Wintrust Financial Corp.	15,500	568,850
Zions Bancorp. (a)	33,700	721,180

		4,398,852
Consumer Finance 0.3%
ASTA Funding, Inc.	2,300	21,873
Atlanticus Holdings Corp.* (a)	17,300	57,955
Imperial Holdings, Inc.* (a)	4,000	17,800
Nelnet, Inc. "A"	3,000	89,370

		186,998
Diversified Financial Services 0.1%
Marlin Business Services Corp.	1,600	32,096
PICO Holdings, Inc.*	2,400	48,648

		80,744
Insurance 3.8%
AmTrust Financial Services, Inc.	800	22,952
Argo Group International Holdings Ltd.	7,800	262,002
Aspen Insurance Holdings Ltd.	5,100	163,608
Cincinnati Financial Corp.	4,700	184,052
CNO Financial Group, Inc.	45,700	426,381
Employers Holdings, Inc.	3,700	76,146
First American Financial Corp.	32,400	780,516
Global Indemnity PLC*	2,800	61,964
HCC Insurance Holdings, Inc.	1,300	48,373
Homeowners Choice, Inc.	14,800	307,692
Horace Mann Educators Corp.	11,000	219,560
Stewart Information Services Corp.	8,200	213,200

		2,766,446
Real Estate Investment Trusts 5.6%
Ashford Hospitality Trust (REIT)	4,700	49,397
Capital Trust, Inc. "A" (REIT)	3,800	7,980
CapLease, Inc. (REIT)	54,500	303,565
Cedar Realty Trust, Inc. (REIT)	42,800	225,984
Extra Space Storage, Inc. (REIT)	6,400	232,896
FelCor Lodging Trust, Inc. (REIT)*	83,200	388,544
Highwoods Properties, Inc. (REIT)	11,500	384,675
iStar Financial, Inc. (REIT)* (a)	75,900	618,585
NorthStar Realty Finance Corp. (REIT) (a)	107,700	758,208
Parkway Properties, Inc. (REIT)	6,300	88,137
Potlatch Corp. (REIT)	16,400	642,716
Ryman Hospitality Properties (REIT)	434	16,692
Weyerhaeuser Co. (REIT)	13,200	367,224

		4,084,603
Real Estate Management & Development 0.1%
Forestar Group, Inc.*	2,000	34,660
Thrifts & Mortgage Finance 0.9%
First Defiance Financial Corp.	4,000	76,760
First Financial Holdings, Inc.	31,000	405,480
Home Loan Servicing Solutions Ltd.	9,000	170,100

		652,340
Health Care 10.9%
Biotechnology 1.2%
Alkermes PLC*	31,500	583,380
Alnylam Pharmaceuticals, Inc.*	6,700	122,275
Ironwood Pharmaceuticals, Inc.*	1,400	15,526
Pharmacyclics, Inc.*	3,200	185,280
Vanda Pharmaceuticals, Inc.*	1,700	6,290

		912,751
Health Care Equipment & Supplies 1.9%
Cyberonics, Inc.*	1,000	52,530
Cynosure, Inc. "A"*	5,900	142,249
Fonar Corp.*	4,900	21,217
ICU Medical, Inc.*	5,600	341,208
STERIS Corp.	4,900	170,177
SurModics, Inc.*	24,700	552,292
West Pharmaceutical Services, Inc.	1,300	71,175

		1,350,848
Health Care Providers & Services 5.2%
AMN Healthcare Services, Inc.*	56,300	650,265
AmSurg Corp.*	5,900	177,059
Emeritus Corp.*	2,200	54,384
Gentiva Health Services, Inc.*	31,200	313,560
Health Net, Inc.*	29,300	711,990
HealthSouth Corp.*	9,400	198,434
Magellan Health Services, Inc.*	14,800	725,200
MedCath Corp.*	3,100	4,433
Molina Healthcare, Inc.*	14,800	400,488
PharMerica Corp.*	12,200	173,728
WellCare Health Plans, Inc.*	7,400	360,306

		3,769,847
Health Care Technology 0.3%
MedAssets, Inc.*	12,700	212,979
Life Sciences Tools & Services 1.8%
Albany Molecular Research, Inc.*	27,500	145,200
Cambrex Corp.*	59,938	682,094
Charles River Laboratories International, Inc.*	500	18,735
Covance, Inc.*	3,700	213,749
PAREXEL International Corp.*	7,800	230,802

		1,290,580
Pharmaceuticals 0.5%
BioDelivery Sciences International, Inc.*	5,000	21,550
POZEN, Inc.*	42,300	211,923
Santarus, Inc.*	11,100	121,878

		355,351
Industrials 17.2%
Aerospace & Defense 1.3%
Alliant Techsystems, Inc.	1,400	86,744
Ducommun, Inc.*	8,700	140,679
Huntington Ingalls Industries, Inc.	3,000	130,020
National Presto Industries, Inc.	1,300	89,830
Sparton Corp.*	7,700	106,799
Sypris Solutions, Inc.	29,000	114,840
Taser International, Inc.*	27,200	243,168

		912,080
Airlines 1.4%
Alaska Air Group, Inc.*	3,200	137,888
Hawaiian Holdings, Inc. "A"*	66,700	438,219
Republic Airways Holdings, Inc.*	79,700	452,696

		1,028,803
Building Products 0.5%
NCI Building Systems, Inc.*	12,500	173,750
Nortek, Inc.*	2,900	192,125

		365,875
Commercial Services & Supplies 3.0%
Avery Dennison Corp.	22,800	796,176
Casella Waste Systems, Inc. "A"*	4,300	18,834
Courier Corp.	1,600	17,600
EnergySolutions, Inc.*	97,800	305,136
EnerNOC, Inc.*	2,000	23,500
G & K Services, Inc. "A"	4,300	146,845
Kimball International, Inc. "B"	25,700	298,377
Quad Graphics, Inc. (a)	8,500	173,315
Sykes Enterprises, Inc.*	16,300	248,086
TMS International Corp. "A"*	600	7,512
U.S. Ecology, Inc.	6,400	150,656

		2,186,037
Construction & Engineering 1.5%
Argan, Inc.	30,300	545,400
Dycom Industries, Inc.*	1,600	31,680
EMCOR Group, Inc.	1,500	51,915
Granite Construction, Inc.	1,600	53,792
Orion Marine Group, Inc.*	4,100	29,971
Sterling Construction Co., Inc.*	4,800	47,712
Tutor Perini Corp.*	22,500	308,250

		1,068,720
Industrial Conglomerates 0.1%
Standex International Corp.	800	41,032
Machinery 5.0%
EnPro Industries, Inc.*	12,800	523,520
FreightCar America, Inc.	20,800	466,336
Harsco Corp.	33,900	796,650
Hyster-Yale Materials Handling, Inc.	1,500	73,200
ITT Corp.	31,900	748,374
L.B. Foster Co. "A"	2,300	99,912
Lydall, Inc.*	4,600	65,964
Mueller Industries, Inc.	1,300	65,039
Oshkosh Corp.*	25,800	764,970

		3,603,965
Marine 0.0%
International Shipholding Corp.	1,500	24,720
Professional Services 2.4%
Barrett Business Services, Inc.	10,800	411,372
Corporate Executive Board Co.	1,000	47,460
CRA International, Inc.*	700	13,839
Equifax, Inc.	3,400	184,008
GP Strategies Corp.*	800	16,520
Heidrick & Struggles International, Inc.	6,100	93,086
Insperity, Inc.	7,300	237,688
Korn/Ferry International*	45,700	724,802

		1,728,775
Road & Rail 0.5%
Covenant Transportation Group, Inc. "A"*	8,100	44,793
Saia, Inc.*	15,100	349,112

		393,905
Trading Companies & Distributors 1.5%
Air Lease Corp.* (a)	27,300	586,950
Aircastle Ltd.	12,900	161,766
DXP Enterprises, Inc.*	3,300	161,931
Essex Rental Corp.*	3,500	11,970
United Rentals, Inc.*	2,700	122,904

		1,045,521
Information Technology 17.1%
Communications Equipment 2.5%
Arris Group, Inc.*	28,600	427,284
Bel Fuse, Inc. "B"	800	15,640
Black Box Corp.	5,700	138,738
Brocade Communications Systems, Inc.*	148,900	793,637
Comtech Telecommunications Corp.	12,000	304,560
Loral Space & Communications, Inc.	400	21,864
Meru Networks, Inc.*	5,800	15,370
Sierra Wireless, Inc.*	3,500	27,790
TESSCO Technologies, Inc.	1,200	26,568

		1,771,451
Computers & Peripherals 1.1%
Avid Technology, Inc.*	2,400	18,192
Concurrent Computer Corp.	2,700	15,363
Intermec, Inc.*	30,500	300,730
Lexmark International, Inc. "A" (a)	10,700	248,133
STEC, Inc.*	45,800	225,794

		808,212
Electronic Equipment, Instruments & Components 1.1%
AVX Corp.	18,600	200,508
Checkpoint Systems, Inc.*	12,400	133,176
Ingram Micro, Inc. "A"*	7,500	126,900
Insight Enterprises, Inc.*	8,700	151,119
PC Connection, Inc.	6,900	79,350
Vishay Intertechnology, Inc.*	7,600	80,788

		771,841
Internet Software & Services 0.6%
EarthLink, Inc.	54,500	352,070
United Online, Inc.	16,700	93,353

		445,423
IT Services 5.3%
Acxiom Corp.*	10,300	179,838
Computer Sciences Corp.	17,900	716,895
Computer Task Group, Inc.*	2,400	43,752
Convergys Corp. (a)	58,700	963,267
CoreLogic, Inc.*	34,100	917,972
CSG Systems International, Inc.*	17,900	325,422
Global Cash Access Holdings, Inc.*	5,800	45,472
Heartland Payment Systems, Inc. (a)	21,100	622,450
Pfsweb, Inc.*	5,100	14,484

		3,829,552
Semiconductors & Semiconductor Equipment 4.2%
First Solar, Inc.* (a)	22,500	694,800
FormFactor, Inc.*	43,700	199,272
Kulicke & Soffa Industries, Inc.*	42,900	514,371
Magnachip Semiconductor Corp.*	20,600	327,952
Micron Technology, Inc.*	19,600	124,460
Rambus, Inc.*	86,700	423,096
RF Micro Devices, Inc.*	152,700	684,096
SunPower Corp.* (a)	12,700	71,374

		3,039,421
Software 2.3%
Cadence Design Systems, Inc.*	57,600	778,176
ePlus, Inc.	2,900	119,886
Manhattan Associates, Inc.*	4,100	247,394
Rosetta Stone, Inc.*	3,500	43,190
Rovi Corp.*	13,600	209,848
Solarwinds, Inc.*	3,500	183,575
TeleNav, Inc.*	7,600	60,648

		1,642,717
Materials 5.6%
Chemicals 1.7%
A. Schulman, Inc.	1,100	31,823
FutureFuel Corp.	5,500	65,120
Georgia Gulf Corp. (a)	18,800	776,064
Omnova Solutions, Inc.*	39,400	276,194
Tredegar Corp.	1,900	38,798

		1,187,999
Construction Materials 1.1%
Eagle Materials, Inc.	13,300	778,050
Headwaters, Inc.*	3,300	28,248

		806,298
Containers & Packaging 0.2%
AEP Industries, Inc.*	2,800	165,844
Metals & Mining 1.1%
Agnico-Eagle Mines Ltd.*	14,400	755,424
Friedman Industries, Inc.	4,900	49,588

		805,012
Paper & Forest Products 1.5%
Louisiana-Pacific Corp.*	17,700	341,964
Neenah Paper, Inc.	18,800	535,236
Resolute Forest Products* (a)	12,600	166,824
Schweitzer-Mauduit International, Inc.	900	35,127

		1,079,151
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.2%
Cbeyond, Inc.*	14,700	132,888
FairPoint Communications, Inc.* (a)	3,300	26,202
Lumos Networks Corp.	2,000	20,040

		179,130
Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	12,096	267,805
U.S.A. Mobility, Inc.	13,600	158,848

		426,653
Utilities 2.7%
Electric Utilities 0.6%
MGE Energy, Inc.	3,300	168,135
Portland General Electric Co.	6,400	175,104
UNS Energy Corp.	2,800	118,776

		462,015
Independent Power Producers & Energy Traders 1.1%
NRG Energy, Inc.	34,705	797,860
Multi-Utilities 1.0%
Black Hills Corp.	18,800	683,192

Total Common Stocks (Cost $65,333,514)		70,532,556
Securities Lending Collateral 11.7%
Daily Assets Fund Institutional, 0.20% (b) (c) (Cost $8,407,272)	8,407,272	8,407,272
Cash Equivalents 1.3%
Central Cash Management Fund, 0.15% (b) (Cost $923,258)	923,258	923,258

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $74,664,044) †	110.8	79,863,086
Other Assets and Liabilities, Net	(10.8)	(7,784,199)

Net Assets	100.0	72,078,887

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $74,997,542.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $4,865,544.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,294,280 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,428,736.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2012 amounted to $8,303,952, which is 11.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At December 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell 2000 Mini Index	USD	3/15/2013	12	1,015,920	14,302

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$70,528,123	$—	$4,433	$70,532,556
Short-Term Investments(d)	9,330,530	—	—	9,330,530
Derivatives(e)
Futures Contracts	14,302	—	—	14,302
Total	$79,872,955	$—	$4,433	$79,877,388

There have been no transfers between fair value measurement levels during the period ended December 31 , 2012.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$14,302

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013